February 14, 2013

Via EDGAR

Rebecca Marquigny

Senior Counsel

Division of Investment Management

Office of Insurance Products

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549-8629

RE:	Principal Variable Contracts Funds, Inc.

Post-Effective Amendment on Form N-1A number 83

File Numbers 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (“the Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).

The Amendment is an annual update and is also being used to create one new series – the Principal LifeTime 2060 Account (Class 1 shares). The Principal LifeTime 2060 Account is just an additional fund in the target-date Principal LifeTime Accounts. Also in the Amendment, the Registrant refined some investment strategy and risk language.

The Registrant will update data in a filing pursuant to Rule 485(b), including for example, financial information, performance, examples, portfolio manager SAI disclosure, and 5% and 25% ownership information. The Registrant will also update page number references.

Please note that Asset Allocation Account shareholders are being asked to approve the acquisition of that fund by the Strategic Asset Management Balanced Portfolio. If Asset Allocation Account shareholders approve the merger at the shareholder meeting scheduled for April 2, 2013, the merger will occur on April 26, 2013. The Registrant has included the Asset Allocation Account in this filing because the shareholders have not yet approved the merger. However, if the shareholders approve the merger, the Registrant will not include the Asset Allocation Account in the 485(b) filing because the fund will have been acquired by the effective date of the registration statement amendment.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel, Registrant